RETAINED EARNINGS	12 Months Ended
Dec. 31, 2019
RETAINED EARNINGS
RETAINED EARNINGS

19.   RETAINED EARNINGS

Pursuant to the Company Law of the PRC, each of the PRC entity is required to appropriate 10% of its net income to the statutory reserve on an annual basis until the aggregated amount of the reserve reaches 50% of its registered capital. Statutory reserve is not distributable. Subject to the approval of the shareholders, the statutory reserve may be used to offset accumulated losses, or converted into capital of the Company.

	December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited

PRC statutory reserve	171,090	196,159	28,176
Unreserved retained earnings	481,597	542,208	77,884
Total retained earnings	652,687	738,367	106,060

As of December 31, 2019, Gold Master Network, Qian Du, Qian Qi, Qian Jing, Min Qing, Chun Xin, Yintech Investment, Yin Sai have reached such maximum reserve amount and therefore stopped appropriation, while other PRC entities have not yet reached their respective maximum reserve amount.